Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Deferred Taxes Assets and Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets
Accrued liabilities	$ 157,424	$ 156,974
Noncurrent deferred tax liabilities:
Net noncurrent deferred tax assets (liabilities) before valuation allowance	(40,325)	126,274
Less: valuation allowance	(5,045)	(8,130)
Non-current deferred tax assets (liabilities), net	(45,370)	118,144
Federal & CA State Amortization [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets	8,852	2,213
Federal & CA State NOL [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		34,849
Intercompany Payable [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		131,521
Land Use Rights [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets	7,034	7,016
PRC Fixed Asset and Amortization [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets	643	962
NOL [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets	5,045	8,129
Federal & CA State Depreciation [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities	(35,237)	(26,425)
Purchase Accounting [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities	(17,000)	(17,000)
Prepaid Expenses [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities	(320)	(5,672)
PRC Depreciation On Building [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities	$ (9,342)	$ (9,319)